ACQUISITION OF ILLUME MOBILE(Detail Textuals) (USD $)			1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jul. 31, 2012 Asset purchase agreement Illume Mobile
Acquisition Of Illume Mobile [Line Items]
Total purchase consideration			$ 1,000,000
Cash paid at closing			250,000
Value of shares issued as purchase price			750,000
Number of common stock shares issued			617,284
Price of shares issued as purchase price			$ 1.215
Number of trading days			20 days
Trading price			$ 1.13
Value of shares issued in conjunction with the acquisition	9,125	8,183	697,531
Additional payment to be paid			500,000
Percentage of additional payment to be paid in cash			50.00%
Percentage of additional payment to be paid in form of shares			50.00%
Number of days within which the additional payment will be paid			30 days
Closing costs and associated expenses			140,000
Capital Advisors fee			45,000
Discount rate			21.00%
Fair value of the earn out payment			107,000
Financial, strategic and operational value			$ 434,000